Contents of Significant Accounts - Summary of income recognized in profit or loss and other comprehensive income (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Dividend Income [Abstract]
Held at end of period	$ 365,052	$ 268,406
Derecognized during the period	0	0
Total	$ 365,052	$ 268,406